Related Party Transactions - Schedule of Remuneration of the Directors and Commissioner (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Remuneration of the Directors and Commissioner [Abstract]
Salary and wages	$ 534	$ 642	$ 198
Directors’ fees	105	269
Allowance	6	5	38
Key management personnel	$ 645	$ 916	$ 236